CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Cash flows from operating activities:
Net income	¥ 739,057	$ 104,094	¥ 96,082	¥ 139,670
Adjustments to reconcile net income to net cash generated from operating activities:
Depreciation and amortization	85,021	11,975	88,561	93,911
Impairment loss of long-lived assets	60,517	8,524	0	0
Impairment of inventory	23,857	3,360	5,296	1,926
Reduction in the carrying amount of ROU assets	214,306	30,184	268,280
Gain from short-term investments	(34,519)	(4,862)	(8,455)	(8,745)
Net loss on disposal of property and equipment	578	81	2,022	2,015
Net loss on disposal of intangible asset				199
Allowance for doubtful accounts	40,754	5,740	4,737	2,889
Deferred income tax (benefit) expense	(32,071)	(4,517)	10,174	(9,396)
Share-based compensation	163,978	23,096	163,193
Changes in operating assets and liabilities:
Accounts receivable	(42,708)	(6,015)	(37,475)	40,416
Prepayments and other current assets	(117,272)	(16,517)	33,260	(43,466)
Amounts due from related parties	(62,270)	(8,771)	(1,693)	(18,345)
Inventories	(85,475)	(12,039)	(4,181)	(30,158)
Contract costs	(30,950)	(4,359)	(4,855)	(9,805)
Other assets	12,043	1,696	6,033	(8,923)
Accounts payable	409,644	57,697	23,624	75,514
Salary and welfare payable	86,284	12,153	8,301	9,624
Accrued expenses and other payables	353,663	49,812	(88,963)	64,935
Income taxes payable	104,865	14,770	(14,840)	(15,333)
Amounts due to related parties	(1,900)	(268)	1,232	(8,225)
Deferred revenue	294,684	41,505	(20,807)	85,779
Operating lease liabilities	(246,101)	(34,663)	(274,061)
Other non-current liabilities	52,689	7,421	28,212	53,397
Net cash generated from operating activities	1,988,674	280,097	283,677	417,879
Cash flows from investing activities:
Payment for purchases of property and equipment	(41,724)	(5,877)	(36,425)	(63,973)
Proceeds from disposal of property and equipment	670	94
Payment for purchases of intangible assets			(2,805)	(1,997)
Payment for purchases of short-term investments	(9,427,210)	(1,327,795)	(2,931,000)	(4,303,920)
Proceeds from maturities of short-term investments	8,867,743	1,248,995	2,778,005	4,312,665
Repayment of loans from third parties				15,000
Net cash used in investing activities	(600,521)	(84,583)	(192,225)	(42,225)
Cash flows from financing activities:
Proceeds from borrowings	40,000	5,634	199,000	218,434
Repayment of borrowings	(141,958)	(19,994)	(134,480)	(230,430)
Repurchase of ordinary shares				(111,260)
Proceeds from employee stock option exercises	105,621	14,876
Payment for dividends	(150,579)	(21,209)		(20,645)
Acquisition of non-controlling interest			(350)
Proceeds from initial public offering			400,068
Payment for initial public offering costs			(7,928)	(17,179)
Net cash (used in) generated from financing activities	(146,916)	(20,693)	456,310	(161,080)
Effect of exchange rate changes on cash and cash equivalents and restricted cash	10,409	1,470	2,816	(8,181)
Net increase in cash and cash equivalents and restricted cash	1,251,646	176,291	550,578	206,393
Cash and cash equivalents and restricted cash at the beginning of the year	1,590,107	223,961	1,039,529	833,136
Cash and cash equivalents and restricted cash at the end of the year	2,841,753	400,252	1,590,107	1,039,529
Supplemental disclosure of cash flow information:
Income tax paid	170,242	23,978	82,784	88,946
Interest paid	6,029	849	4,647	5,701
Supplemental disclosure of non-cash investing and financing activities:
Payable for purchase of property and equipment	16,079	2,265	12,617	38,357
Interest payable	2,106	$ 297	3,130	1,276
Payable for initial public offering costs			9,177	6,181
Accretion to the redemption value of redeemable Series A shares				15,115
Supplemental disclosure of cash and cash equivalents and restricted cash:
Cash and cash equivalents	2,840,807		1,589,161	1,038,583
Restricted cash	946		946	946
Total cash and cash equivalents and restricted cash	¥ 2,841,753		¥ 1,590,107	¥ 1,039,529